Statements of Changes in Stockholders’ Deficit - USD ($)	Common Stock	Additional Paid-in Capital	Parent’s Net Investment	Accumulated Deficit	Total
Balance at Jun. 30, 2021
Balance (in Shares) at Jun. 30, 2021
Net loss			(611,196)		(611,196)
Advance from Parent			611,196		611,196
Balance at Mar. 29, 2022
Balance (in Shares) at Mar. 29, 2022
Net loss					(1,074,151)
Balance at Jun. 30, 2022	$ 18	34,290		(1,074,151)	(1,039,843)
Balance (in Shares) at Jun. 30, 2022	176,000
Balance at Mar. 30, 2022
Balance (in Shares) at Mar. 30, 2022
Issuance of common stock to former Parent
Issuance of common stock to former Parent (in Shares)	1,000
Vesting of early exercised stock options	$ 18	157			175
Vesting of early exercised stock options (in Shares)	175,000
Stock-based compensation		34,133			34,133
Net loss				(1,074,151)	(1,074,151)
Balance at Jun. 30, 2022	$ 18	34,290		(1,074,151)	(1,039,843)
Balance (in Shares) at Jun. 30, 2022	176,000
Vesting of early exercised stock options	$ 389	1,711			2,100
Vesting of early exercised stock options (in Shares)	3,887,500
Stock-based compensation		409,595			409,595
Net loss				(11,114,402)	(11,114,402)
Balance at Jun. 30, 2023	$ 407	$ 445,596		$ (12,188,553)	$ (11,742,550)
Balance (in Shares) at Jun. 30, 2023	4,063,500